Acquisitions, Investments and Disposals: Schedule of Goodwill arising on Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill arising on Acquisitions:
Schedule of Goodwill arising on Acquisitions

Balance at December 31, 2008	910,444
Acquisition of EkosPlus, Mining segment	4,533
Translation difference	(20,603)
Balance at December 31, 2009	894,374
Acquisition of TPP Rousse (Note 3(b)), Energy segment	85,232
Acquisition of Ramateks (Note 3(c)), Steel segment	2,420
Acquisition of other subsidiaries, Steel segment	2,371
Translation difference	(14,837)
Balance at December 31, 2010	969,560
Acquisition of DEMP (Note 3(a)), Steel segment	223,681
Acquisition of other subsidiaries	5,679
Translation difference	(47,733)
Balance at December 31, 2011	1,151,187